Document and Entity Information (USD $)	9 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	SINGLE TOUCH SYSTEMS INC
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	true
Entity Central Index Key	0001157817
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	135,755,980
Entity Public Float	$ 22,492,673
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Description	Amendment #2

CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED FOR JUNE 30, 2013) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 665,884	$ 2,157,707
Accounts receivable - trade	1,283,459	1,085,840
Employee advances	3,316
Prepaid expenses	815,480	129,290
Total current assets	2,768,139	3,372,837
Property and equipment, net	249,789	228,499
Other assets
Capitalized software development costs, net	373,223	383,227
Patents	501,391	602,056
Patent applications cost	755,619	667,858
Software license	831,000	76,000
Deposit - related party		155,000
Other assets including security deposits	84,278	84,278
Total other assets	2,545,511	1,968,419
Total assets	5,563,439	5,569,755
Current liabilities
Accounts payable	1,356,107	768,263
Accrued expenses	230,970	200,591
Accrued compensation - related party	73,260	72,730
Current obligation under capital lease	19,568
Current obligation on patent acquisitions		87,500
Convertible debentures - unrelated parties (current)		294,241
Total current liabilities	1,679,905	1,423,325
Long-term liabilities
Deferred revenue		25,000
Obligation under capital lease	33,543
Convertible debenture - related party	570,979	527,512
Convertible debentures - unrelated parties (long-term)	3,033,545	2,685,280
Total long-term liabilities	3,638,067	3,237,792
Total liabilities	5,317,972	4,661,117
Stockholders' Equity
Common stock	135,756	132,472
Additional paid-in capital	129,326,641	125,425,617
Accumulated deficit	(129,216,930)	(124,649,451)
Total stockholders' equity	245,467	908,638
Total liabilities and stockholders' equity	$ 5,563,439	$ 5,569,755

Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2013	Sep. 30, 2012
Statement of Financial Position
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	135,755,980	132,472,392
Common Stock, Shares Outstanding	135,755,980	132,472,392

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				9 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Revenue
Wireless applications	$ 1,924,472		$ 1,585,195		$ 5,680,586		$ 4,729,691
Operating Expenses
Royalties and application costs	804,937		776,881		2,465,270		2,194,512
Research and development	13,264		17,236		46,020		70,486
Compensation expense	764,559	[1]	959,195	[1]	3,155,100	[1]	2,332,979	[1]
Depreciation and amortization	163,292		179,534		478,227		498,609
General and administrative	950,488	[1]	478,707	[1]	3,024,169	[1]	1,587,120	[1]
Total operating expenses	2,696,540		2,411,553		9,168,786		6,683,706
Loss from operations	(772,068)		(826,358)		(3,488,200)		(1,954,015)
Other Income (Expenses)
Interest income	20				61
Interest expense	(490,987)		(144,380)		(1,078,540)		(310,457)
Net (loss) before income taxes	(1,263,035)		(970,738)		(4,566,679)		(2,264,472)
Provision for income taxes					(800)		(800)
Net income (loss)	(1,263,035)		(970,738)		(4,567,479)		(2,265,272)
Basic and diluted loss per share	$ (0.01)		$ (0.01)		$ (0.03)		$ (0.02)
Weighted average shares outstanding	134,185,887		131,710,414		133,101,030		130,779,655
Details of stock based compensation included within:
Stock based compensation - Compensation Expense	144,244		290,528		1,253,964		290,528
Stock based compensation - General and administrative	209,517				696,760		90,022
Stock based compensation - Total	$ 353,761		$ 290,528		$ 1,950,724		$ 380,550

[1]	Including stock based compensation.

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Cash Flows from Operating Activities
Net income (loss)	$ (4,567,479)		$ (2,265,272)
Depreciation expense	68,833		82,574
Amortization expense - software development costs	308,730		319,498
Amortization expense - patents	100,664		96,537
Amortization expense - discount of convertible debt	727,704		188,282
Stock based compensation	1,950,724		380,550
(Increase) decrease in accounts receivable	(197,620)		(190,644)
(Increase) decrease in employee advances	(3,316)
(Increase) decrease in prepaid expenses	(100,932)		2,309
(Increase) decrease in deposits and other assets			(3,847)
Increase (decrease) in accounts payable	567,131		(478,443)
Increase (decrease) in accrued expenses	30,910		15,623
Increase (decrease) in deferred revenue	(25,000)		25,000
Increase (decrease) in accrued interest	167,487		122,174
Net cash used in operating activities	(972,164)		(1,705,659)
Cash Flows from Investing Activities
Patents and patent applications costs	(87,761)		(113,902)
Purchase of property and equipment	(16,297)		(29,370)
Capitalized software development costs	(298,726)		(321,345)
Payment on settlement	(600,000)	[1]	(30,000)	[1]
Net cash used in investing activities	(1,002,784)		(494,617)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	131,100		318,000
Proceeds from issuance of convertible debt - unrelated parties	688,000		1,500,000
Proceeds from issuance of convertible debt - related parties			500,000
Principal reduction on convertible debt	(200,000)
Expenditures relating to private offerings	(48,475)
Principal reduction on obligation on patent purchases	(87,500)		(87,500)
Net cash provided by (used in) financing activities	483,125		2,230,500
Net increase (decrease) in cash	(1,491,823)		30,224
Beginning balance - cash	2,157,707		523,801
Ending balance - cash	665,884		554,025
Supplemental Information:
Interest expense paid	183,349
Income taxes paid	$ 800		$ 800

[1]	Regarding Anywhere software license.

1. Organization, History and Business	9 Months Ended
Jun. 30, 2013
Notes
1. Organization, History and Business

1.     Organization, History and Business

Single Touch Systems Inc. (the “Company”) was incorporated in Delaware on May 31, 2000, under its original name, Hosting Site Network, Inc. On May 12, 2008, the Company changed its name to Single Touch Systems Inc.

The Company offers its patented technologies via a modular, adaptable platform and a multi-channel messaging gateway to its customers, enabling them to reach consumers on all types of connected devices.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial position of the Company as of June 30, 2013, and the results of its operations and cash flows for the three months and nine-months ended June 30, 2013 and 2012. Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to rules and regulations of the U.S. Securities and Exchange Commission (the “Commission”). The Company believes that the disclosures in the unaudited condensed consolidated financial statements are adequate to make the information presented not misleading. However, the unaudited condensed consolidated financial statements included herein should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2012 filed with the Commission on January 2, 2013.

2. Summary of Significant Accounting Policies	9 Months Ended
Jun. 30, 2013
Notes
2. Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies

Reclassification

Certain reclassifications have been made to conform the 2012 amounts to the 2013 classifications for comparative purposes.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Single Touch Systems Inc. and its wholly- owned subsidiaries, Single Touch Interactive, Inc., and Single Touch Interactive R&D IP, Inc. (formed in Nevada on October 8, 2012). Intercompany transactions and balances have been eliminated in consolidation.

Revenue Recognition

Revenue is derived on a per-message/notification basis through the Company’s patented technologies and a modular, adaptable platform designed to create multi-channel messaging gateways for all types of connected devices. The Company also earns revenue for services, such as programming, licensure on Software as a Service (“SaaS”) basis, and on a performance basis, such as when a client acquires a new customer through the Company’s platform. Revenue is recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements,” as revised by SAB No. 104. As such, the Company recognizes revenue when persuasive evidence of an arrangement exists, title transfer has occurred, the price is fixed or readily determinable, and collectability is probable. Sales are recorded net of sales discounts.

Accounts Receivable

Accounts receivable is reported at the customers’ outstanding balances, less any allowance for doubtful accounts.  Interest is not accrued on overdue accounts receivable.

Allowance for Doubtful Accounts

An allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses.  Management determines the adequacy of the allowance based on historical write-off percentages and information collected from individual customers.  Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired.

Property and Equipment

Property and equipment are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs that do not improve or extend the lives of the respective assets are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

Depreciation is computed on the straight-line and accelerated methods for financial reporting and income tax reporting purposes based upon the following estimated useful lives:

Software development	2- 3 years
Equipment	5 years
Computer hardware	5 years
Office furniture	7 years

Long-Lived Assets

The Company accounts for its long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360-10-05, “Accounting for the Impairment or Disposal of Long-Lived Assets.”  ASC Topic 360-10-05 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate.  The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition.  If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.  The Company determined that none of its long-term assets at June 30, 2013 were impaired.

Prepaid Royalties

The Company’s agreements with licensors and developers generally provide it with exclusive publishing rights and require it to make advance royalty payments that are recouped against royalties due to the licensor or developer based on product sales. Prepaid royalties are amortized on a software application-by-application basis, based on the greater of the proportion of current year sales to total current and estimated future sales or the contractual royalty rate based on actual net product sales. The Company continually evaluates the recoverability of prepaid royalties and charges to operations the amount that management determines is probable that will not be recouped at the contractual royalty rate in the period in which such determination is made or at the time the Company determines that it will cancel a development project. Prepaid royalties are classified as current and non-current assets based upon estimated net product sales within the next year.

Capitalized Software Development Costs

The Company capitalizes internal software development costs subsequent to establishing technological feasibility of a software application. Capitalized software development costs represent the costs associated with the internal development of the Company’s software applications. Amortization of such costs is recorded on a software application-by-application basis, based on the greater of the proportion of current year sales to total of current and estimated future sales for the applications or the straight-line method over the remaining estimated useful life of the software application. The Company continually evaluates the recoverability of capitalized software costs and will charge to operations amounts that are deemed unrecoverable for projects it abandons.

Issuances Involving Non-cash Consideration

All issuances of the Company’s stock for non-cash consideration have been assigned a dollar amount equaling the market value of the shares issued on the date the shares were issued for such services and property. The non-cash consideration paid pertains to consulting services and the acquisition of a software license (See Note 6).

Stock Based Compensation

The Company accounts for stock-based compensation under ASC Topic 505-50, formerly Statement of Financial Accounting Standards (“SFAS”) No. 123R, "Share-Based Payment” and SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure - An amendment to SFAS No. 123.”  These standards define a fair-value-based method of accounting for stock-based compensation. In accordance with SFAS Nos. 123R and 148, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Binomial or Black-Scholes option-pricing models, whereby compensation cost is the excess of the fair value of the award as determined by the pricing model at the grant date or other measurement date over the amount that must be paid to acquire the stock. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.

During the three months ended June 30, 2013, the Company recognized stock-based compensation expense totaling $353,761, of which $248,139 was recognized through the vesting of 3,250,000 common stock options and $105,622 was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 11). During the nine months ended June 30, 2013, the Company recognized stock-based compensation expense totaling $1,950,724, of which $1,198,957 was recognized through the vesting of 6,499,000 common stock options, $489,726 was recognized on the November 30, 2012 modification of certain options previously granted (See Note 12), and $262,041 was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 11).

During the nine months ended June 30, 2012, the Company recognized stock-based compensation expense totaling $380,550, of which $326,950 was recognized through the vesting of 4,000,000 common stock options and $53,600 was recognized as compensation on the modification of 1,000,000 warrants granted to a consultant under a new agreement replacing a prior agreement.

Loss per Share

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share has not been presented since the effect of the assumed conversion of warrants and debt to purchase common shares would have an anti-dilutive effect. Potential common shares as of June 30, 2013 that have been excluded from the computation of diluted net loss per share amounted to 54,149,528 shares and include 17,158,528 warrants, 29,135,000 options and $3,928,000 of debt and accrued interest convertible into 7,856,000 shares of the Company’s common stock.  Potential common shares as of June 30, 2012 that have been excluded from the computation of diluted net loss per share amounted to 55,874,449 shares and include 18,670,175 warrants, 32,980,000 options and $2,112,137 of debt and accrued interest convertible into 4,224,274 shares of the Company’s common stock.

Cash and Cash Equivalents

For purpose of the statements of cash flows, the Company considers cash and cash equivalents to include all stable, highly liquid investments with maturities of three months or less.

Concentration of Credit Risk

The Company primarily transacts its business with one financial institution. The amount on deposit in that one institution may from time to time exceed the federally-insured limit.

Of the Company’s revenue earned during the nine months ended June 31, 2013 and 2012, approximately 99% were generated from contracts with eight customers covered under the Company’s master services agreement with AT&T.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Convertible Debentures

If the conversion features of conventional convertible debt provides for a rate of conversion that is below market value at issuance, this feature is characterized as a beneficial conversion feature (“BCF”).  A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options.” In those circumstances, the convertible debt is recorded net of the discount related to the BCF, and the Company amortizes the discount to interest expense or equity (if the debt is due to a related party), over the life of the debt using the effective interest method.

Income Taxes

The Company accounts for its income taxes under the provisions of ASC Topic 740, “Income Taxes.” The method of accounting for income taxes under ASC 740 is an asset and liability method. The asset and liability method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between tax bases and financial reporting bases of other assets and liabilities.

Recent Accounting Pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change. The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s financial position, results of operations, or cash flow.

3. Accounts Receivable	9 Months Ended
Jun. 30, 2013
Notes
3. Accounts Receivable	3. Accounts Receivable Accounts receivable consist of the following:
June 30, 2013
Due from customers	$1,286,337
Less allowance for bad debts	(2,878)
Accounts receivable - trade	$1,283,459

4. Property and Equipment	9 Months Ended
Jun. 30, 2013
Notes
4. Property and Equipment

4.     Property and Equipment

The following is a summary of property and equipment:

June 30, 2013
Computer equipment	$746,835
Equipment	46,731
Office furniture	127,670
Property held under capital lease	53,112
974,348
Less accumulated depreciation	(724,559)
Property and equipment, net	$249,789

Depreciation expense for the three months ended June 30, 2013 and 2012 was $22,466 and $29,059, respectively. Depreciation expense for the nine months ended June 30, 2013 and 2012 was $68,833 and $82,574, respectively.

5. Capitalized Software Development Costs	9 Months Ended
Jun. 30, 2013
Notes
5. Capitalized Software Development Costs

5.     Capitalized Software Development Costs

The following is a summary of capitalized software development costs:

June 30, 2013
Beginning balance	$383,227
Additions	298,726
Amortization	(308,730)
Charge offs	-
Capitalized software development costs, net	$373,223

Amortization expense for the three months ended June 30, 2013 was $107,273 and $118,244, respectively. Amortization expense for the nine months ended June 30, 2013 was $308,730 and $319,498, respectively.

Amortization expense for the remaining estimated lives of these costs are as follows:

Year Ending June 30,
2013	$251,191
2014	122,032
$373,223

6. Intangible Assets	9 Months Ended
Jun. 30, 2013
Notes
6. Intangible Assets

6.     Intangible Assets

Patents

The following is a summary of capitalized patent costs:

June 30, 2013
Patent costs	939,535
Amortization	(438,144)
Patents	$501,391

Amortization charged to operations for the three months ended June 30, 2013 and 2012 totaled $33,555 and $32,231, respectively Amortization charged to operations for the nine months ended June 30, 2013 and 2012 totaled $100,664 and $96,537, respectively.

A schedule of amortization expense over the estimated life of the patents is as follows:

Year Ending June 30,
2014	$134,219
2015	134,219
2016	134,219
2017	88,885
2018	9,849
$501,391

In January 2011, the Company was issued US Patent 7,865,181 “Searching for mobile content” and US Patent 7,865,182 “Over the air provisioning of mobile device settings.” The costs associated with these patents, totaling $29,254, are being amortized over the patent’s estimated useful life of 7 years.

In September 2011, the Company was issued US Patent 8,015,307 “System and method for streaming media.” The costs associated with these patents totaling $8,115 are being amortized over the patent’s estimated useful life of 7 years.

In October 2011, the Company was issued US Patent 8,041,341 “System of providing information to a telephony subscriber.” The costs associated with this patents totaling $22,940 are included above and are being amortized over the patent’s estimated useful life of 7 years.

Software license

On March 30, 2012, the Company was granted an exclusive perpetual license to utilize the “Anywhere” software and related source code from Soap Box Mobile, Inc. (“Soapbox”). Under the terms of the underlying agreement, the Company issued 200,000 shares of its common stock to Soapbox and paid $30,000 in April 2012. All of the consideration paid was distributed to eight individuals comprising all of the common shareholders of Soapbox pursuant to instruction from Soapbox. The Company valued the license at $76,000, comprising of the fair value of the 200,000 shares on date of grant ($46,000) and the $30,000 of cash. The license, by its terms, has an indefinite life and is therefore not subject to amortization. The Company’s Executive Chairman owns a majority preferred interest in Soapbox and received no portion of the consideration paid.

On November 27, 2012, the Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman and agreed to pay him $755,000 for his full release from any claims related to the March 30, 2012 Soapbox agreement and included a perpetual exclusive license to utilize “Anywhere.” The $755,000 was capitalized and included in the cost of the software license.

7. Income Taxes	9 Months Ended
Jun. 30, 2013
Notes
7. Income Taxes

7.     Income Taxes

As of June 30, 2013, the Company has a net operating loss carryover of approximately $44,800,000 available to offset future income for income tax reporting purposes, which will expire in various years through 2033, if not previously utilized. However, the Company’s ability to use the carryover net operating loss may be substantially limited or eliminated pursuant to Internal Revenue Code Section 382.

We adopted the provisions of ASC 740-10-50, formerly FIN 48, “Accounting for Uncertainty in Income Taxes.” We had no material unrecognized income tax assets or liabilities for the nine months ended June 30 2013 or for the nine months ended June 30, 2012.

Our policy regarding income tax interest and penalties is to expense those items as general and administrative expense but to identify them for tax purposes. During the three and nine months ended June 30,  2013 and 2012, there were no income tax, or related interest and penalty items in the income statement, or liability on the balance sheet. We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years beginning on or after October 1, 2009 or California state income tax examination by tax authorities for years beginning on or after October 1, 2007. We are not currently involved in any income tax examinations.

The provisions for income tax expense for the nine months ended June 30, 2013 and 2012 are as follows:

	10/01/2012 to 06/30/2013	10/01/2011 to 06/30/2012
Current
Federal	$-	$-
State	800	800
Income taxes paid	$800	$800

8. Capital Lease	9 Months Ended
Jun. 30, 2013
Notes
8. Capital Lease

8.     Capital Lease

The Company is the lessee of various computer equipment under a capital lease which expires in 2016. The assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair value of the leased assets. The assets are depreciated over the lower of their related lease terms or their estimated productive lives. Depreciation of the assets under capital leases is included in depreciation expense.

Following is a summary of property held under the capital lease at June 30, 2013:

Computer equipment	$53,111

Minimum future lease payments under the capital lease at June 30, 2013 for each of the next three years and in the aggregate are as follows:

Year Ending June 30,
2014	$20.519
2015	17,167
2016	17,167
Total minimum lease payments	$54,853
Less amount representing interest	(1,742)
Present value of net minimum lease payments	$53,111

The effective interest rate charged on the capital lease is approximately 2.25% per annum.

9. Obligation On Patent Acquisitions	9 Months Ended
Jun. 30, 2013
Notes
9. Obligation On Patent Acquisitions

9.     Obligation on Patent Acquisitions

On March 15, 2010, the Company purchased six patents and three patent applications from an unrelated third party (the “Seller”) for $900,000 of which $550,000 was paid on the execution of the purchase agreement. Pursuant to the agreement, $175,000 was due on or before March 15, 2011, which was paid, and the final installment of $175,000 was due on or before March 15, 2012. The terms of the agreement were modified on March 1, 2012, whereby the remaining $175,000 became payable in two installments. Under the modified terms, an installment of $87,500 became due on or before March 15, 2012 and was paid. The fourth and final installment of $87,500 was paid on October 15, 2012.

Interest accrued and charged to operations for the three months ended June 30, 2013 and 2012 on this patent obligation totaled $0 and $1,283, respectively. Interest accrued and charged to operations for the nine months ended June 30, 2013 and 2012 on this patent obligation totaled $0 and $10,037, respectively.

10. Convertible Debt	9 Months Ended
Jun. 30, 2013
Notes
10. Convertible Debt

10.  Convertible Debt

During the months of November and December 2011, the Company received a total of $1,800,000 in consideration for issuing convertible notes and warrants to purchase 3,600,000 shares of the Company’s common stock to seven investors including a Company director.  In February 2012, the Company received from two investors an additional $200,000 in consideration for issuing convertible notes and warrants to purchase 400,000 shares of the Company’s common stock. The notes bear interest at a rate of 10% per annum. Under the original terms of the promissory notes, principal and accrued interest were fully due one year from the respective date of each loan but could be extended by mutual consent of the holder and the Company. Outstanding principal and the first year’s accrued interest are convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. In September 2012, holders of nine notes with a face amount of $1,700,000 agreed to modify the terms of their notes and extend the maturity date of their notes to August 31, 2014. Of the remaining notes with a face value of $300,000, $200,000 matured and was paid in December 2012, and $100,000 that would otherwise have matured and been payable in in February 2013 was converted, together with $10,000 of interest, into 220,000 shares of the Company’s common stock in February 2013. The expiration dates of common stock warrants issued in connection with the modified notes were also extended to September 7, 2015. The modification of the terms of the convertible debt did not extinguish any portion of debt; therefore no gain or loss was recorded due to the modifications.

In connection with the Company’s second private offering dated September 7, 2012, the Company received a total of $3,000,000 in consideration for issuing convertible notes and warrants to purchase 6,000,000 shares of the Company’s common stock to 64 investors.  The notes bear interest at a rate of 10% per annum, and interest is payable semi-annually. Principal and any unpaid accrued interest are fully due two years from the respective date of each loan. Outstanding principal is convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. The aforementioned warrants are fully exercisable into common shares commencing on the date of each loan at a price of $0.25 per share and expire three years from the respective date of grant.

In connection with the second private offering, the Company incurred offering costs totaling $424,843 including the fair value of warrants issued to the Placement Agent to purchase 479,920 shares of the Company’s common stock at a purchase price of $0.304 per share. The value of the warrants of $166,319 was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.34%, volatility ranging from 94.17% to 95.23%, and trading prices ranging from $0.28 to $0.33 per share. The $424,843 is being amortized over the two-year term of the related debt using the effective interest method.

Pursuant to ASC Topic 470-20, “Debt with Conversion and Other Options,” the convertible notes were recorded net of discounts that include the relative fair value of the warrants, the notes’ beneficial conversion features, and the above indicated loan fee, all totaling $1,530,415. The discounts are being amortized to either interest expense (if the debt is due to an unrelated party) or equity (if the debt is due to a related party) over the term of the various notes using the effective interest method.  The initial value of the warrants of $1,124,773 issued to investors was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.43%, volatility ranging from 94.17% to 103.00%, and trading prices ranging from $0.22 to $0.35 per share. The beneficial conversion feature of $51,516 was calculated pursuant to ASC Topic 470-20 using trading prices ranging from $0.26 to $0.35 per share and an effective conversion price $0.0322 per share.

During the nine months ended June 30, 2013, the Note holders converted debt and accrued interest totaling $1,052,000 into 2,104,000 shares of the Company’s common stock and exercised warrants for the issuance of 689,000 common shares. The Company received a total of $131,100 on the exercise of the warrants.

Interest accrued on the above convertible debt and charged to operations for the three months ended June 30, 2013 and 2012 was $108,765 and $49,918 respectively. Interest accrued on the above convertible debt and charged to operations for the six months ended June 30, 2013 and 2012 was $350,836 and $112,137 respectively.

Amortization of the discounts for the three months ended June 30, 2013 totaled $378,227 of which $372,157 was charged to interest expense and $2,074 was charged to equity. Amortization of the discounts for the three months ended June 30, 2012 totaled $117,284 of which $93,179 was charged to interest expense and $24,105 was charged to equity.

Amortization of the discounts for the nine months ended June 30, 2013 totaled $727,704 of which $721,634 was charged to interest expense and $6,070 was charged to equity. Amortization of the discounts for the nine months ended June 30, 2012 totaled $245,475 of which $188,282 was charged to interest expense and $57,193 was charged to equity.

Discount amortization expense for the three and nine months ended June 30, 2013 includes $197,827 of the remaining unamortized portion of discounts attributable the $1,052,000 of debt converted during the period that was charged to operations upon the conversions.

The balance of these convertible notes at June 30, 2013 is as follows:

June 30, 2013
Principal balance	$3,758,000
Accrued interest	323,281
4,081,281
Less discount	(476,757)
3,604,524
Less current portion	-
Long-term portion	$3,604,524

The following are maturities of the principal balance of the convertible debt:

December 31,
2014	$3,758,000
$3,758,000

11. Related Party Transactions	9 Months Ended
Jun. 30, 2013
Notes
11. Related Party Transactions

11.   Related Party Transactions

As discussed in Note 10, a Company director provided $500,000 of the $5,000,000 received in the Company’s convertible debt issuances. As part of the consideration received for the $500,000, the director received warrants to purchase 1,000,000 common shares of the Company’s common stock for a period of three years at a price of $0.25 per share. The $500,000 note, as well as the first year’s interest on the note, is convertible into the Company’s common shares at a conversion rate of $0.50 per share.

On November 27, 2012, the Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman as final global settlement of any and all outstanding matters related to Anthony Macaluso’s ownership and control relationship in Soapbox, including any and all claims he may have individually related to or on behalf of Soapbox in any capacity held by him formerly or currently. The Company agreed to a total consideration of $755,000 of which $155,000 has been previously paid. The $755,000 was capitalized and included in the cost of the software license.

On November 30, 2012, the Company’s Executive Chairman agreed to modify the terms of common stock options previously granted to him. Under the modified terms, options granted to originally purchase 50,000 common shares with an exercise price of $1.375 per share were reduced to 40,000 common stock options with an exercise price of $0.469 per share and options granted to originally purchase 4,200,000 common shares with an exercise price of $0.90 per share were reduced to 3,570,000 common stock options with an exercise price of $0.469 per share.

On November 30, 2012, the Company’s Chief Executive Officer agreed to modify the terms of common stock options previously granted to him. Under the modified terms, options granted to originally purchase 3,000,000 common shares with an exercise price of $0.90 per share were reduced to 2,550,000 common stock options with an exercise price of $0.469 per share.

On November 30, 2012, the Company’s Chief Financial Officer agreed to modify the terms of common stock options previously granted to him. Under the modified terms, options granted to originally purchase 1,000,000 common shares with an exercise price of $0.90 per share were reduced to 850,000 common stock options with an exercise price of $0.469 per share.

On November 30, 2012, a Company Director also agreed to modify the terms of common stock options previously granted to him. Under the modified terms, options granted to originally purchase 3,000,000 common shares with an exercise price of $0.90 per share were reduced to 2,550,000 common stock options with an exercise price of $0.469 per share.

During the three months ended December 31, 2012, the Company's Executive Chairman granted an option to a third party to purchase a total of 5,750,000 shares of the Company’s common stock owned personally by him. Of the 5,750,000 options granted, 3,750,000 have an exercise price of $0.295 per share and 2,000,000 have an exercise price of $0.48 per share. The options expire two years from date of grant.  The options were granted in exchange for consulting services that directly benefit the Company. The Company therefore recorded the fair value of the options granted of $847,300 to equity as contributed capital with an offset to prepaid expense. The $847,300 is being amortized to operations over the two year term of the consulting agreement. During the three and nine months ended June 30, 2013, the amortized portion of the prepaid expense that charged to operations totaled $105,622, and $262,041, respectively.

On November 29, 2012, the Company granted Stephen Baksa, a Director, 200,000 stock options exercisable at $0.389 per share, which fully vested on date of grant.

On December 6, 2012, the Company granted its Executive Chairman 2,099,400 stock options exercisable at $0.469 per share, which fully vested on date of grant.

On December 10, 2012, the Company granted Jonathan Sandelman, a Director, 200,000 stock options exercisable at $0.446 per share, which fully vested on date of grant.

On March 29, 2013, the Company granted Peter Holden, a Director, 200,000 stock options exercisable at $0.687 per share, which fully vested on date of grant.

On April 16, 2013, granted Jonathan Sandelman, a Director, 50,000 stock options exercisable at $0.676 per share, which fully vested on date of grant.

On May 1, 2013, granted David Nelson, a Director, 200,000 stock options exercisable at $0.705 per share, which fully vested on date of grant.

During the nine months ended June 30, 2013, Richard Siber, a former Director, received 490,588 shares of the Company’s common stock through the cashless exercise of 1,550,000 stock option.

12. Fair Value	9 Months Ended
Jun. 30, 2013
Notes
12. Fair Value

12.   Fair Value

The Company’s financial instruments at June 30, 2013 consist principally of convertible debentures. Convertible debentures are financial liabilities with carrying values that approximate fair value.  The Company determines the fair value of convertible debentures based on the effective yields of similar obligations.

The Company believes all of the financial instruments’ recorded values approximate fair market value because of their nature and respective durations.

The Company complies with the provisions of ASC No. 820-10 (“ASC 820-10”), “Fair Value Measurements and Disclosures.”  ASC 820-10 relates to financial assets and financial liabilities. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (“GAAP”), and expands disclosures about fair value measurements. The provisions of this standard apply to other accounting pronouncements that require or permit fair value measurements and are to be applied prospectively with limited exceptions.

ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions, about market participant assumptions, which  are developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820-10 are described below:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the best available information in measuring fair value. The following table summarizes, by level within the fair value hierarchy, the financial assets and liabilities recorded at fair value on a recurring basis as follows:

June 30, 2013:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Convertible debentures		$3,604,524	-	$3,604,524

13. Stockholders' Equity	9 Months Ended
Jun. 30, 2013
Notes
13. Stockholders' Equity

13.   Stockholders’ Equity

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the three months ended June 30, 2013, the Company issued 529,000 shares of its common stock to 13 investors on the exercise of 529,000 warrants. The Company received $91,100 through the various exercises.

During the three months ended June 30, 2013, the Company issued 1,884,000 shares on the conversion of debt totaling $942,000.

During the three months ended June 30, 2013, the Company issued a former Director 397,000 common shares on the cashless exercise of 1,250,000 options.

During the three months ended June 30, 2012, the Company issued 1,350,000 shares of its common stock on the exercise of 1,350,000 warrants. The Company received $278,000 through the various exercises.

Warrants

As indicated in Note 10, the Company has issued warrants to seventy-one investors to purchase a total of 10,000,000 shares of the Company’s common stock at a price of $0.25 per share as part of the $2,000,000 private placement completed in February 2012 and the $3,000,000 private placement completed in October 2012. The warrants expire at various dates through September 2015.

In March 2012, the Company agreed to modify the terms of warrants granted to a consultant under a new agreement that replaced a prior agreement in June 2011 to purchase 1,000,000 shares of the Company's common stock. Under the modified terms, the exercise price was reduced from $0.80 per share to $0.40 per share and the expiration date of the warrants was extended from June 14, 2014 to December 14, 2014.  The Company recognized consultant’s compensation expense during the period of $53,600 on the modification.

On September 30, 2011, the Company modified the terms of certain warrants previously granted to a shareholder. Under the modified terms, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to December 13, 2012, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to January 7, 2013. As the fair value of these warrants based upon their modified terms were less than their respective fair value when originally granted, the Company did not recognize any additional compensation. In consideration for the modification, the shareholder agreed to cancel 2,750,000 stock options previously granted with an exercise price of $1.50 per share.

Options

In November 2012, the Company modified the terms of stock options granted to certain employees, officers, directors, and active third-party service providers. Under the modified terms, the Company reduced the number of shares to be purchased under these option grants from a total of 17,134,334 shares to a total of 14,534,934 shares with a reduction in the purchase price on these grants from original prices ranging from $1.375 to $0.90 per share to $0.469 per share. A breakdown of the modified grants is as follows:

	Shares under	Shares under
	Original	Modified
	Grant	Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934

In addition to reducing the number of options previously granted at the reduced purchase price, Messrs. Macaluso and Orsini voluntarily agreed to amend their stock options to defer vesting of already vested options related to their employment agreements and half of their unvested options for an additional six months. The Company accounted for the modification to the option grants pursuant to ASC Topic 718-20-35 and recognized $489,726 as additional compensation that was charged to operations during the three months ended December 31, 2012.

On November 29, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.389 per share expiring five years from date of grant. The 200,000 options were valued at $26,760 under a Binomial Option Model using a trading price of $0.25 per share, a risk free interest rate of 0.63%, and volatility of 98.76%. The options immediately vested, and the $26,760 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to its Executive Chairman to purchase 2,099,400 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 2,099,400 options were valued at $636,328 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vested, and the $636,328 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to an employee to purchase 500,000 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 500,000 options were valued at $151,550 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vest and the $151,550 was fully charged to operations on the date of grant.

On December 10, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.446 per share expiring five years from date of grant. The 200,000 options were valued at $50,220 under a Binomial Option Model using a trading price of $0.40 per share, a risk free interest rate of 0.62%, and volatility of 98.32%. The options immediately vest and the $50,220 was fully charged to operations on the date of grant.

On March 29, 2013, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.6870 per share expiring five years from date of grant. The 200,000 options were valued at $85,960 under a Binomial Option Model using a trading price of $0.67 per share, a risk free interest rate of 0.76%, and volatility of 97.10%. The options immediately vest and the $85.960 was fully charged to operations on the date of grant.

On April 16, 2013 the Company granted options to a Director to purchase 50,000 shares of the Company common stock at a purchase price of $0.676 per share expiring five years from date of grant. The 50,000 options were valued at $19,295 under a Binomial Option Model using a trading price of $0.75 per share, a risk free interest rate of 0.71%, and volatility of 96.65%. The options immediately vest and the $19.295 was fully charged to operations on the date of grant.

On May 1, 2013 the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.705 per share expiring five years from date of grant. The 200,000 options were valued at $84,600 under a Binomial Option Model using a trading price of $0.67 per share, a risk free interest rate of 0.65%, and volatility of 96.28%. The options immediately vest and the $84,600 was fully charged to operations on the date of grant.

A summary of outstanding stock warrants and options is as follows:

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55
Granted	200,000		$.69
Exercised	(460,000)		$(09)
Cancelled	(5,596,000)		$(.36)
Outstanding – March 31, 2013	49,606,675		$.59
Granted	250,000		$.70
Exercised	(1,779,000)		$(.64)
Cancelled	(1,784,147)		$(.36)
Outstanding – June 30, 2013	46,293,528		$.49

Of the 46,293,528 options and warrants outstanding, 40,795,194 are fully vested and currently available for exercise. In addition, as many as 7,856,000 of shares of common stock can be issued on the conversion of debt as of June 30, 2013.

(1)            Includes modified option grants to purchase 14,534,934 common shares pursuant to the November 2012 agreement.

(2)            Includes modified option grants reducing 17,134,334 common shares pursuant to the November 2012 agreement.

14. Commitments and Contingency	9 Months Ended
Jun. 30, 2013
Notes
14. Commitments and Contingency

14.  Commitments and Contingency

Operating Leases

The Company leases office space in Encinitas, California; Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Encinitas lease expires on May 31, 2013. The Rogers office is leased for a term of five years, effective January 1, 2012. The Boise lease expired on October 14, 2012, and is currently being leased on a month-to-month basis.  The Jersey City lease expires on June 30, 2016, and the Company has the option to lease the Jersey City offices for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses.  Rent expense for the three months ended June 30, 2013 and 2012 was $53,820 and $52,966, respectively. Rent expense for the nine months ended June 30, 2013 and 2012 was $161,460 and $151,402, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of June 30, 2013 for the next five years and in the aggregate are:

2014	$154,877
2015	157,563
2016	160,271
2017	23,215
$495,926

Licensing Fee Obligations

The Company has entered into various licensing agreements that require the Company to pay fees to the licensors on revenues earned by the Company utilizing the related license. The amounts paid on each license vary depending on the terms of the related license.

Legal Claim

In July 2013 one of our subsidiaries, Single Touch Interactive, Inc., was named as co-defendant in Elizabeth Ibey v Wal-Mart Stores, Inc. and Single Touch Interactive, Inc.  The plaintiff alleges that our subsidiary violated the Telephone Consumer Protection Act and that unspecified others were similarly harmed.   We believe we have meritorious defenses against the suit and will defend our rights vigorously, but the resultant liability, if any, cannot currently be estimated.

15. Subsequent Events	9 Months Ended
Jun. 30, 2013
Notes
15. Subsequent Events

15.  Subsequent Events

In July 2013,  six employees, the Company’s outside legal counsel, and a former Director exercised options to purchase 428,000 shares of the Company’s common stock at a price of $.469 per share.  The Company received $200,732 through the various exercises.  In addition, the Company’s Executive Chairman received 8,203 shares of the Company’s common stock through the cash-less exercise of 40,000 common-stock options.

In July 2013 the Legal Claim explained above (end of Note 14) was filed against one of our subsidiaries, Single Touch Interactive, Inc.

1. Organization, History and Business: Basis of Presentation (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial position of the Company as of June 30, 2013, and the results of its operations and cash flows for the three months and nine-months ended June 30, 2013 and 2012. Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to rules and regulations of the U.S. Securities and Exchange Commission (the “Commission”). The Company believes that the disclosures in the unaudited condensed consolidated financial statements are adequate to make the information presented not misleading. However, the unaudited condensed consolidated financial statements included herein should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2012 filed with the Commission on January 2, 2013.

2. Summary of Significant Accounting Policies: Reclassification (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Reclassification	Reclassification Certain reclassifications have been made to conform the 2012 amounts to the 2013 classifications for comparative purposes.

2. Summary of Significant Accounting Policies: Principles of Consolidation (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Single Touch Systems Inc. and its wholly- owned subsidiaries, Single Touch Interactive, Inc., and Single Touch Interactive R&D IP, Inc. (formed in Nevada on October 8, 2012). Intercompany transactions and balances have been eliminated in consolidation.

2. Summary of Significant Accounting Policies: Revenue Recognition (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

Revenue is derived on a per-message/notification basis through the Company’s patented technologies and a modular, adaptable platform designed to create multi-channel messaging gateways for all types of connected devices. The Company also earns revenue for services, such as programming, licensure on Software as a Service (“SaaS”) basis, and on a performance basis, such as when a client acquires a new customer through the Company’s platform. Revenue is recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements,” as revised by SAB No. 104. As such, the Company recognizes revenue when persuasive evidence of an arrangement exists, title transfer has occurred, the price is fixed or readily determinable, and collectability is probable. Sales are recorded net of sales discounts.

2. Summary of Significant Accounting Policies: Accounts Receivable (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Accounts Receivable	Accounts Receivable Accounts receivable is reported at the customers’ outstanding balances, less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.

2. Summary of Significant Accounting Policies: Allowance For Doubtful Accounts (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Allowance For Doubtful Accounts

Allowance for Doubtful Accounts

An allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses.  Management determines the adequacy of the allowance based on historical write-off percentages and information collected from individual customers.  Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired.

2. Summary of Significant Accounting Policies: Property and Equipment (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Property and Equipment

Property and Equipment

Property and equipment are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs that do not improve or extend the lives of the respective assets are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

Depreciation is computed on the straight-line and accelerated methods for financial reporting and income tax reporting purposes based upon the following estimated useful lives:

Software development	2- 3 years
Equipment	5 years
Computer hardware	5 years
Office furniture	7 years

2. Summary of Significant Accounting Policies: Long-lived Assets (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Long-lived Assets

Long-Lived Assets

The Company accounts for its long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360-10-05, “Accounting for the Impairment or Disposal of Long-Lived Assets.”  ASC Topic 360-10-05 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate.  The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition.  If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.  The Company determined that none of its long-term assets at June 30, 2013 were impaired.

2. Summary of Significant Accounting Policies: Prepaid Royalties (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Prepaid Royalties

Prepaid Royalties

The Company’s agreements with licensors and developers generally provide it with exclusive publishing rights and require it to make advance royalty payments that are recouped against royalties due to the licensor or developer based on product sales. Prepaid royalties are amortized on a software application-by-application basis, based on the greater of the proportion of current year sales to total current and estimated future sales or the contractual royalty rate based on actual net product sales. The Company continually evaluates the recoverability of prepaid royalties and charges to operations the amount that management determines is probable that will not be recouped at the contractual royalty rate in the period in which such determination is made or at the time the Company determines that it will cancel a development project. Prepaid royalties are classified as current and non-current assets based upon estimated net product sales within the next year.

2. Summary of Significant Accounting Policies: Capitalized Software Development Costs (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Capitalized Software Development Costs

Capitalized Software Development Costs

The Company capitalizes internal software development costs subsequent to establishing technological feasibility of a software application. Capitalized software development costs represent the costs associated with the internal development of the Company’s software applications. Amortization of such costs is recorded on a software application-by-application basis, based on the greater of the proportion of current year sales to total of current and estimated future sales for the applications or the straight-line method over the remaining estimated useful life of the software application. The Company continually evaluates the recoverability of capitalized software costs and will charge to operations amounts that are deemed unrecoverable for projects it abandons.

2. Summary of Significant Accounting Policies: Issuances Involving Non-cash Consideration (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Issuances Involving Non-cash Consideration

Issuances Involving Non-cash Consideration

All issuances of the Company’s stock for non-cash consideration have been assigned a dollar amount equaling the market value of the shares issued on the date the shares were issued for such services and property. The non-cash consideration paid pertains to consulting services and the acquisition of a software license (See Note 6).

2. Summary of Significant Accounting Policies: Stock Based Compensation (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation under ASC Topic 505-50, formerly Statement of Financial Accounting Standards (“SFAS”) No. 123R, "Share-Based Payment” and SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure - An amendment to SFAS No. 123.”  These standards define a fair-value-based method of accounting for stock-based compensation. In accordance with SFAS Nos. 123R and 148, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Binomial or Black-Scholes option-pricing models, whereby compensation cost is the excess of the fair value of the award as determined by the pricing model at the grant date or other measurement date over the amount that must be paid to acquire the stock. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.

During the three months ended June 30, 2013, the Company recognized stock-based compensation expense totaling $353,761, of which $248,139 was recognized through the vesting of 3,250,000 common stock options and $105,622 was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 11). During the nine months ended June 30, 2013, the Company recognized stock-based compensation expense totaling $1,950,724, of which $1,198,957 was recognized through the vesting of 6,499,000 common stock options, $489,726 was recognized on the November 30, 2012 modification of certain options previously granted (See Note 12), and $262,041 was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 11).

During the nine months ended June 30, 2012, the Company recognized stock-based compensation expense totaling $380,550, of which $326,950 was recognized through the vesting of 4,000,000 common stock options and $53,600 was recognized as compensation on the modification of 1,000,000 warrants granted to a consultant under a new agreement replacing a prior agreement.

2. Summary of Significant Accounting Policies: Loss Per Share (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Loss Per Share

Loss per Share

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share has not been presented since the effect of the assumed conversion of warrants and debt to purchase common shares would have an anti-dilutive effect. Potential common shares as of June 30, 2013 that have been excluded from the computation of diluted net loss per share amounted to 54,149,528 shares and include 17,158,528 warrants, 29,135,000 options and $3,928,000 of debt and accrued interest convertible into 7,856,000 shares of the Company’s common stock.  Potential common shares as of June 30, 2012 that have been excluded from the computation of diluted net loss per share amounted to 55,874,449 shares and include 18,670,175 warrants, 32,980,000 options and $2,112,137 of debt and accrued interest convertible into 4,224,274 shares of the Company’s common stock.

2. Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purpose of the statements of cash flows, the Company considers cash and cash equivalents to include all stable, highly liquid investments with maturities of three months or less.

2. Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Concentration of Credit Risk

Concentration of Credit Risk

The Company primarily transacts its business with one financial institution. The amount on deposit in that one institution may from time to time exceed the federally-insured limit.

Of the Company’s revenue earned during the nine months ended June 31, 2013 and 2012, approximately 99% were generated from contracts with eight customers covered under the Company’s master services agreement with AT&T.

2. Summary of Significant Accounting Policies: Use of Estimates (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

2. Summary of Significant Accounting Policies: Convertible Debentures (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Convertible Debentures

Convertible Debentures

If the conversion features of conventional convertible debt provides for a rate of conversion that is below market value at issuance, this feature is characterized as a beneficial conversion feature (“BCF”).  A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options.” In those circumstances, the convertible debt is recorded net of the discount related to the BCF, and the Company amortizes the discount to interest expense or equity (if the debt is due to a related party), over the life of the debt using the effective interest method.

2. Summary of Significant Accounting Policies: Income Taxes (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Income Taxes

Income Taxes

The Company accounts for its income taxes under the provisions of ASC Topic 740, “Income Taxes.” The method of accounting for income taxes under ASC 740 is an asset and liability method. The asset and liability method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between tax bases and financial reporting bases of other assets and liabilities.

2. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change. The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s financial position, results of operations, or cash flow.

3. Accounts Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Accounts, Notes, Loans and Financing Receivable
June 30, 2013
Due from customers	$1,286,337
Less allowance for bad debts	(2,878)
Accounts receivable - trade	$1,283,459

4. Property and Equipment: Property, Plant and Equipment (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Property, Plant and Equipment

June 30, 2013
Computer equipment	$746,835
Equipment	46,731
Office furniture	127,670
Property held under capital lease	53,112
974,348
Less accumulated depreciation	(724,559)
Property and equipment, net	$249,789

5. Capitalized Software Development Costs: The Following Is A Summary of Capitalized Software Development Costs (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
The Following Is A Summary of Capitalized Software Development Costs:

The following is a summary of capitalized software development costs:

June 30, 2013
Beginning balance	$383,227
Additions	298,726
Amortization	(308,730)
Charge offs	-
Capitalized software development costs, net	$373,223

5. Capitalized Software Development Costs: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Year Ending June 30,
2013	$251,191
2014	122,032
$373,223

6. Intangible Assets: Schedule of Intangible Assets and Goodwill (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Intangible Assets and Goodwill
June 30, 2013
Patent costs	939,535
Amortization	(438,144)
Patents	$501,391

6. Intangible Assets: Schedule of Expected Amortization Expense (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Expected Amortization Expense
Year Ending June 30,
2014	$134,219
2015	134,219
2016	134,219
2017	88,885
2018	9,849
$501,391

7. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	10/01/2012 to 06/30/2013	10/01/2011 to 06/30/2012
Current
Federal	$-	$-
State	800	800
Income taxes paid	$800	$800

8. Capital Lease: Schedule of Future Minimum Lease Payments for Capital Leases (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Future Minimum Lease Payments for Capital Leases
Year Ending June 30,
2014	$20.519
2015	17,167
2016	17,167
Total minimum lease payments	$54,853
Less amount representing interest	(1,742)
Present value of net minimum lease payments	$53,111

10. Convertible Debt: Schedule of Debt (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Debt
June 30, 2013
Principal balance	$3,758,000
Accrued interest	323,281
4,081,281
Less discount	(476,757)
3,604,524
Less current portion	-
Long-term portion	$3,604,524

10. Convertible Debt: Schedule of Maturities of Long-term Debt (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Maturities of Long-term Debt
December 31,
2014	$3,758,000
$3,758,000

12. Fair Value: June 30, 2013 (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
June 30, 2013:	June 30, 2013:
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Convertible debentures		$3,604,524	-	$3,604,524

13. Stockholders' Equity: Schedule of Options Indexed to Issuer's Equity (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Options Indexed to Issuer's Equity
	Shares under	Shares under
	Original	Modified
	Grant	Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934

13. Stockholders' Equity: A Summary of Outstanding Stock Warrants and Options Is As Follows (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
A Summary of Outstanding Stock Warrants and Options Is As Follows:

A summary of outstanding stock warrants and options is as follows:

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55
Granted	200,000		$.69
Exercised	(460,000)		$(09)
Cancelled	(5,596,000)		$(.36)
Outstanding – March 31, 2013	49,606,675		$.59
Granted	250,000		$.70
Exercised	(1,779,000)		$(.64)
Cancelled	(1,784,147)		$(.36)
Outstanding – June 30, 2013	46,293,528		$.49

14. Commitments and Contingency: Long-term Purchase Commitment (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Long-term Purchase Commitment
2014	$154,877
2015	157,563
2016	160,271
2017	23,215
$495,926

2. Summary of Significant Accounting Policies: Stock Based Compensation (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Stock based compensation	$ 353,761	$ 290,528	$ 1,950,724	$ 380,550

3. Accounts Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Details
Due from Customer Acceptances	$ 1,286,337
Allowance for Doubtful Accounts, Premiums and Other Receivables	(2,878)
Accounts receivable - trade	$ 1,283,459	$ 1,085,840

4. Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Details
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Computer Equipment	$ 746,835
Machinery and Equipment, Gross	46,731
Furniture and Fixtures, Gross	127,670
Capital Leased Assets, Gross	53,112
Property, Plant and Equipment, Other, Accumulated Depreciation	(724,559)
Property and equipment, net	$ 249,789	$ 228,499

4. Property and Equipment (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Depreciation expense	$ 22,466	$ 29,059	$ 68,833	$ 82,574

5. Capitalized Software Development Costs: The Following Is A Summary of Capitalized Software Development Costs (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Details
Capitalized software development costs, net	$ 373,223	$ 383,227

5. Capitalized Software Development Costs (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Amortization expense - software development costs	$ 107,273	$ 118,244	$ 308,730	$ 319,498

6. Intangible Assets: Schedule of Intangible Assets and Goodwill (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Details
Patents	$ 501,391	$ 602,056

6. Intangible Assets (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Amortization expense - patents	$ 33,555	$ 32,231	$ 100,664	$ 96,537

7. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Details
Income taxes paid	$ 800	$ 800

9. Obligation On Patent Acquisitions (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Interest Expense, Other	$ 0	$ 1,283	$ 0	$ 10,037

10. Convertible Debt (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Debt Instrument, Convertible, Interest Expense	$ 108,765	$ 49,918	$ 350,836	$ 112,137
Amortization expense - discount of convertible debt			$ 727,704	$ 188,282

10. Convertible Debt: Schedule of Debt (Details) (USD $)	Jun. 30, 2013
Details
Convertible Notes Payable, Noncurrent	$ 3,604,524

14. Commitments and Contingency (Details) (USD $)	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Details
Operating Leases, Rent Expense	$ 161,460	$ 151,402